Revenue from Contracts with Customers - Summary of Disaggregation of Group's Revenue from Contracts with Customers (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 24,661,772	$ 3,562,398	¥ 19,133,575	¥ 18,046,349
At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	24,539,607	3,544,751	19,004,847	17,967,452
Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	122,165	17,647	128,728	78,897
People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	24,218,953	3,498,433	18,826,436	17,877,450
Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	442,819	63,965	307,139	168,899
Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9,755,682	1,409,210	6,417,484	5,552,544
Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,563,174	803,602	5,201,611	5,696,186
Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,644,834	382,047	2,258,692	1,621,538
Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,608,103	954,542	5,167,292	5,089,223
Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	89,979	$ 12,997	88,496	86,858
Yuchai segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	24,625,748		19,102,797	18,015,280
Yuchai segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	24,529,962		18,996,587	17,959,337
Yuchai segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	95,786		106,210	55,943
Yuchai segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	24,218,953		18,826,436	17,877,450
Yuchai segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	406,795		276,361	137,830
Yuchai segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9,755,682		6,417,484	5,552,544
Yuchai segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	5,563,174		5,201,611	5,696,186
Yuchai segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,644,834		2,258,692	1,621,538
Yuchai segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	6,607,938		5,167,136	5,089,069
Yuchai segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	54,120		57,874	55,943
HL Global Enterprises Limited segment [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36,024		30,778	31,069
HL Global Enterprises Limited segment [member] | At a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	9,645		8,260	8,115
HL Global Enterprises Limited segment [member] | Over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	26,379		22,518	22,954
HL Global Enterprises Limited segment [member] | People's Republic of China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0
HL Global Enterprises Limited segment [member] | Other countries [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	36,024		30,778	31,069
HL Global Enterprises Limited segment [member] | Heavy-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0		0
HL Global Enterprises Limited segment [member] | Medium-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0		0
HL Global Enterprises Limited segment [member] | Light-duty engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0		0
HL Global Enterprises Limited segment [member] | Other Products And Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	165		156	154
HL Global Enterprises Limited segment [member] | Revenue from hospitality operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	¥ 35,859		¥ 30,622	¥ 30,915